PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB	USD
Buildings	6,500	-	-
Leasehold improvement	165,917	145,720	19,964
Furniture and office equipment	17,944	2,182	299
Electronic equipment	15,633	9,893	1,355
Vehicles	3,072	2,696	369
Less: accumulated depreciation	(30,345)	(13,188)	(1,807)
Property and equipment, net	178,721	147,303	20,180
Less: net carrying amount of the discontinued operations	(17,974)	-	-
Net carrying amount of the continued operations	160,747	147,303	20,180

Property and equipment consisted of the following:

	As at December 31
	2022	2023
	RMB	RMB	USD
Buildings	-	6,500	917
Leasehold improvement	24,555	165,917	23,369
Furniture and office equipment	7,817	17,944	2,527
Electronic equipment	13,404	15,633	2,202
Vehicles	2,887	3,072	432
Less: accumulated depreciation	(18,518)	(30,345)	(4,274)
Property and equipment, net	30,145	178,721	25,173
Less: net carrying amount of the discontinued operations	(20,205)	(17,974)	(2,532)
Net carrying amount of the continued operations	9,940	160,747	22,641